Regulatory Requirement (Details) $ in Millions	6 Months Ended
	Jun. 30, 2015 USD ($) item	Dec. 31, 2014 USD ($)
Regulatory Requirement
Number of broker-dealer subsidiaries | item	2
Broker Dealer Subsidiary One
Regulatory Requirement
Minimum net capital required to be maintained by broker-dealer subsidiaries	$ 1.0	$ 1.0
Net capital	39.4	59.8
Excess net capital over the required net capital	38.4	58.8
Broker Dealer Subsidiary Two
Regulatory Requirement
Minimum net capital required to be maintained by broker-dealer subsidiaries	1.0	1.0
Net capital	8.2	8.1
Excess net capital over the required net capital	7.2	7.1
VFCM
Regulatory Requirement
Minimum capital required to be maintained in connection with the operation of the Company's DMM business	3.4	$ 3.7
Required amount under exchange rules	$ 1.0
Required amount under exchange rules as percentage of market value	15.00%
Number of trading units whose market value is considered to calculate required net capital under exchange act | item	60